Schedule of Non-cash Investing and financing activities (Details)	12 Months Ended
Jun. 30, 2021 USD ($)
Supplemental Cash Flow Elements [Abstract]
Purchase of working capital deficit for preferred stock and debt forgiveness	$ 2,110,770
Purchase of fixed assets for preferred stock and debt forgiveness	(711)
Purchase of intangibles for preferred stock and debt forgiveness	(2,904,000)
Purchase of goodwill for preferred stock and debt forgiveness	(7,956,824)
Assumption of long-term notes payable	298,454
Consideration given	8,452,357
Cash received	$ 46